Financial Instruments and Risk Management - Aging profile (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Bad debts written off	$ 247	$ 1,280
Accounts receivable | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Allowance for expected credit loss	(144)	(359)
Total	6,494	2,673
Accounts receivable | 31 - 60 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	533	246
Accounts receivable | 61 - 90 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333	202
Accounts receivable | Greater than 90 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,978	762
Accounts receivable | Current (for less than 30 days) | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,794	$ 1,822